FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	$ 26,750	$ 19,157	$ 16,720
Payables from securities financing transactions measured at amortized cost	14,847	6,824	5,782
Cash collateral payables on derivative instruments	33,691	31,914	34,886
Customer deposits	760,693	536,000	555,673
Funding from UBS Group AG measured at amortized cost	111,725	67,857	67,282
Debt issued measured at amortized cost	112,520	63,788	69,784
Other financial liabilities measured at amortized cost excluding lease liabilities	17,800	11,000	9,800
Not measured at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	26,700	19,200	16,700
Payables from securities financing transactions measured at amortized cost	14,900	6,800	5,800
Cash collateral payables on derivative instruments	33,700	31,900	34,900
Customer deposits	761,100	537,000	556,600
Funding from UBS Group AG measured at amortized cost	115,900	69,400	67,700
Debt issued measured at amortized cost	112,700	63,900	69,800
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 17,800	$ 10,900	$ 9,800